CONCENTRATIONS OF RISK AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 29, 2018
CONCENTRATIONS OF RISK AND GEOGRAPHIC INFORMATION
CONCENTRATIONS OF RISK AND GEOGRAPHIC INFORMATION

12. CONCENTRATIONS OF RISK AND GEOGRAPHIC INFORMATION

Concentration of Risk

For fiscal 2018, fiscal 2017, and fiscal 2016, our largest single customer represented approximately 16%,  14%, and 10% of gross sales, respectively. In fiscal 2018, one other customer accounted for 10% of gross sales. No other customer accounted for more than 10% of gross sales in fiscal 2017 or fiscal 2016.

We are exposed to risk due to our concentration of business activity with certain third-party contract manufacturers of our products. For our hard coolers, our two largest manufacturers comprised approximately 91% of our production volume during fiscal 2018. For our soft coolers, our two largest manufacturers comprised approximately 99% of our production volume in fiscal 2018. For our Drinkware products, our two largest manufacturers comprised approximately 89% of our production volume during fiscal 2018. For our bags, we have two manufacturers, and the largest manufacturer comprised approximately 71% of our production volume during fiscal 2018. For our cargo, outdoor living, and pets products, one manufacturer accounted for all of the production of each product in fiscal 2018.

Geographic Information

Net sales by geographical region, based on ship to destination, was as follows as of the dates indicated (in thousands):

	Fiscal Year Ended
	December 29,	December 30,	December 31,
	2018	2017	2016
United States	$761,880	$635,195	$818,914
International	16,953	4,044	—
Total net sales	$778,833	$639,239	$818,914

Property and equipment, net by geographical region was as follows as of the dates indicated (in thousands):

	December 29,	December 30,
	2018	2017
United States	$65,831	$64,842
International	8,266	8,941
Property and equipment, net	$74,097	$73,783